Fair Value Measurements - Armada - Interim - Summary of Fair Value Hierarchy of the Valuation Inputs the Company (Detail) - Armada Acquisition Corp. II - USD ($)	Jun. 30, 2026	Sep. 30, 2025	May 22, 2025
Fair Value Assets Measured On Basis Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 241,164,305	$ 234,628,166	$ 231,150,000
Level 1
Fair Value Assets Measured On Basis Valuation Techniques [Line Items]
Cash and marketable securities held in Trust Account	$ 241,164,305	$ 234,628,166